Property and equipment - Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 3,972,304		₩ 4,011,097
Acquisition		888,232	[1]	624,370	[2]
Disposals		(57,580)	[1]	(76,840)	[2]
Depreciation	[3]	(596,443)		(570,365)
Asset impairment		(1,650)		(1,409)
Amounts transferred from (to) investment property		(77,752)		(16,678)
Amounts transferred from (to) intangible assets		2,302		1,550
Amounts transferred from (to) non-current assets held for sale	[4]	1,039		(2,442)
Amounts transferred from (to) operating lease assets		80		221
Effects of foreign currency adjustments		27,060		2,800
Ending balance		4,157,592		3,972,304
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		2,043,119		2,101,176
Acquisition		40,480	[1]	1,480	[2]
Disposals		(500)	[1]	(741)	[2]
Depreciation	[3]	0		0
Asset impairment		0		0
Amounts transferred from (to) investment property		(61,432)		(57,226)
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale	[4]	528		(1,688)
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		6,566		118
Ending balance		2,028,761		2,043,119
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		790,251		702,257
Acquisition		23,661	[1]	105,761	[2]
Disposals		(854)	[1]	(1,501)	[2]
Depreciation	[3]	(57,341)		(54,486)
Asset impairment		(1,703)		(1,409)
Amounts transferred from (to) investment property		(16,320)		40,548
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale	[4]	511		(754)
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		421		(165)
Ending balance		738,626		790,251
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		532,459		588,454
Acquisition		199,988	[1]	146,405	[2]
Disposals		(10,774)	[1]	(3,546)	[2]
Depreciation	[3]	(209,156)		(202,124)
Asset impairment		0		0
Amounts transferred from (to) investment property		0		0
Amounts transferred from (to) intangible assets		2,302		1,550
Amounts transferred from (to) non-current assets held for sale	[4]	0		0
Amounts transferred from (to) operating lease assets		80		221
Effects of foreign currency adjustments		56		1,499
Ending balance		514,955		532,459
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		606,475		619,210
Acquisition		624,103	[1]	370,724	[2]
Disposals		(45,452)	[1]	(71,052)	[2]
Depreciation	[3]	(329,946)		(313,755)
Asset impairment		53		0
Amounts transferred from (to) investment property		0		0
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale	[4]	0		0
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		20,017		1,348
Ending balance		₩ 875,250		₩ 606,475

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.
[4]	Includes buildings, land, etc.